Summary Of Significant Accounting Policies (Other Income (Deductions)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Change in COLI policies	$ 700	$ 9,770	$ 8,546
Interest income	485	194	271
Pipe replacement costs	(4,761)	(5,024)	(2,642)
Miscellaneous income and (expense)	(1,836)	(1,090)	470
Total other income (deductions)	$ (5,412)	$ 3,850	$ 6,645